DEFERRED REVENUES (Details)	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2013 Testing services CNY	Mar. 31, 2012 Testing services CNY	Mar. 31, 2013 Test-based education services CNY	Mar. 31, 2012 Test-based education services CNY	Mar. 31, 2013 Test preparation and training solutions CNY	Mar. 31, 2012 Test preparation and training solutions CNY	Mar. 31, 2013 Other revenue - licensing fees from authorized test centers CNY	Mar. 31, 2012 Other revenue - licensing fees from authorized test centers CNY	Mar. 31, 2013 Other revenue - others CNY	Mar. 31, 2012 Other revenue - others CNY
DEFERRED REVENUES
Total deferred revenues		10,020,821	30,433,204	3,866,368	19,316,486	1,131,246	5,178,840	376,885	854,095	3,614,738	4,362,115	1,031,584	721,668
Representing:
Current deferred revenues	1,187,694	7,376,527	27,333,088
Non-current deferred revenues	$ 425,757	2,644,294	3,100,116